Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

PAY VERSUS PERFORMANCE
							Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for Fink ($)(2)	Summary Compensation Table Total for Klein ($)(2)	Compensation Actually Paid to Fink ($)(3)	Compensation Actually Paid to Klein($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($) (millions) (6)	EPS ($)(7)
2024	$11,812,129	N/A	$14,506,117	N/A	$2,787,124	$3,321,715	$132.51	$153.67	$471.9	$4.14
2023	$11,487,439	N/A	$17,521,908	N/A	$2,205,833	$3,014,265	$143.94	$159.19	$404.5	$3.91
2022	$9,599,997	N/A	($3,200,386)	N/A	$2,576,333	($427,618)	$106.43	$118.74	$686.7	$6.36
2021	$10,170,381	N/A	$15,780,518	N/A	$3,078,513	$4,880,126	$167.58	$154.73	$772.4	$5.74
2020	$9,615,974	$4,694,510	$15,223,407	$10,711,850	$3,354,840	$5,368,120	$132.96	$114.17	$553.1	$4.19

(1)
The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2024: Nicholas I. Fink served as the Company's PEO for the entirety of 2024. The Company's other NEOs were: David V. Barry, Cheri M. Phyfer, John D. Lee and Hiranda S. Donoghue,

2023: Nicholas I. Fink served as the Company's PEO for the entirety of 2023. The Company's other NEOs were: David V. Barry, Cheri M. Phyfer, Hiranda S. Donoghue, Sheri R. Grissom and Patrick D. Hallinan.

2022: Nicholas I. Fink served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Patrick D. Hallinan, Cheri M. Phyfer, Sheri R. Grissom, Hiranda S. Donoghue, R. David Banyard, Jr. and Brett E. Finely.

2021: Nicholas I. Fink served as the Company’s PEO for the entirety of 2021, and the Company’s other NEOs were: Patrick D. Hallinan, R. David Banyard, Jr., Cheri M. Phyfer, Brett E. Finley and Robert K. Biggart.

2020: Christopher J. Klein served as the Company’s PEO until January 6, 2020 and Nicholas I. Fink served as the Company’s PEO from January 6, 2020. The Company’s other NEOs for 2020 were: Patrick D. Hallinan, R. David Banyard, Jr., Cheri M. Phyfer and Brett E. Finley.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Fink and Klein and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than the PEOs for such years.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable years. A reconciliation of CAP Adjustments for Messrs. Fink and Klein and for the average of the other NEOs is set forth following the footnotes to this table.
(4)
Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2019 in our Company Stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The Company used the S&P 400 Consumer Durables and Apparels Index for its TSR Peer Group. This is the same peer group used for purposes of Company Stock price performance graph in its Annual Report to shareholders for the year ended December 28, 2024.
(6)
Net Income derived in accordance with GAAP for the years 2022, 2021 and 2020 includes Net Income derived from our discontinued operations of our former cabinets segment prior to the Separation. The impact of the Separation on Net Income is reflected beginning in 2023.
(7)
For 2024, the Compensation Committee determined that EPS continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, EPS was utilized as a component in the Annual Incentive Plan for the NEOs. EPS was calculated on a before charges/gains basis and represents net income derived in accordance with GAAP excluding net charges, adjusted to exclude the effects of foreign currency. EPS for the years 2022, 2021 and 2020 includes earnings per share derived from discontinued operations of our former cabinets segment prior to the Separation. The impact of the Separation on EPS is reflected beginning in 2023.

CAP ADJUSTMENTS
Year	Summary Compensation Table Total	(Minus) Aggregate Change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plans ($)(a)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(b)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(e)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(g)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(h)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(i)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(j)	Equals Compensation Actually Paid ($)(k)

Nicholas I. Fink
2024	$11,812,129	$—	$—	$8,500,009	$6,979,193	$4,165,397	$—	$49,407	$—	$—	$—	$14,506,117
2023	$11,487,439	$—	$—	$7,923,071	$10,110,614	$3,201,936	$—	$286,927	$—	$358,063	$—	$17,521,908
2022	$9,599,997	$—	$—	$7,149,968	$4,485,181	$(2,656,391)	$—	$(7,752,601)	$—	$273,395	$—	$(3,200,386)
2021	$10,170,381	$—	$—	$6,150,003	$6,425,887	$3,575,673	$—	$1,608,290	$—	$150,290	$—	$15,780,518
2020	$9,615,974	$—	$—	$6,524,966	$9,038,159	$2,854,850	$—	$435,205	$303,243	$107,428	$—	$15,223,407
Christopher J. Klein
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$4,694,510	$674,000	$—	$1,500,003	$—	$4,211,891	$1,862,267	$3,507,389	$1,516,215	$126,011	$—	$10,711,850
Other NEOs (Average)
2024	$2,787,124	$—	$—	$1,541,237	$1,265,480	$777,051	$—	$33,297	$—	$—	$—	$3,321,715
2023	$2,205,833	$—	$—	$1,104,268	$1,280,015	$318,312	$251,236	$61,662	$36,211	$37,686	$—	$3,014,265
2022	$2,576,333	$—	$—	$1,549,996	$878,223	$(696,306)	$96,699	$(1,853,880)	$—	$62,643	$58,667	$(427,618)
2021	$3,078,513	$—	$—	$1,639,989	$1,462,788	$1,031,620	$286,563	$616,027	$—	$44,604	$—	$4,880,126
2020	$3,354,840	$18,000	$—	$2,074,991	$2,824,874	$1,165,802	$—	$238,581	$168,986	$46,000	$—	$5,368,120

(a)
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested option awards and stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(i)
Represents the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Beginning in 2024, dividend equivalents are not reported in this column to the extent that such dividends or dividend equivalents are reflected in the fair value of such awards as of the applicable measurement date.
(j)
Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2022, reflects the incremental fair value associated with the modification of Mr. Finley's outstanding option awards to extend the post-termination exercise period.
(k)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	NEOs were: David V. Barry, Cheri M. Phyfer, John D. Lee and Hiranda S. Donoghue,	NEOs were: David V. Barry, Cheri M. Phyfer, Hiranda S. Donoghue, Sheri R. Grissom and Patrick D. Hallinan.	NEOs were: Patrick D. Hallinan, Cheri M. Phyfer, Sheri R. Grissom, Hiranda S. Donoghue, R. David Banyard, Jr. and Brett E. Finely.	NEOs were: Patrick D. Hallinan, R. David Banyard, Jr., Cheri M. Phyfer, Brett E. Finley and Robert K. Biggart.	NEOs for 2020 were: Patrick D. Hallinan, R. David Banyard, Jr., Cheri M. Phyfer and Brett E. Finley.
Peer Group Issuers, Footnote
(5)
The Company used the S&P 400 Consumer Durables and Apparels Index for its TSR Peer Group. This is the same peer group used for purposes of Company Stock price performance graph in its Annual Report to shareholders for the year ended December 28, 2024.

Adjustment To PEO Compensation, Footnote

CAP ADJUSTMENTS
Year	Summary Compensation Table Total	(Minus) Aggregate Change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plans ($)(a)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(b)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(e)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(g)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(h)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(i)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(j)	Equals Compensation Actually Paid ($)(k)

Nicholas I. Fink
2024	$11,812,129	$—	$—	$8,500,009	$6,979,193	$4,165,397	$—	$49,407	$—	$—	$—	$14,506,117
2023	$11,487,439	$—	$—	$7,923,071	$10,110,614	$3,201,936	$—	$286,927	$—	$358,063	$—	$17,521,908
2022	$9,599,997	$—	$—	$7,149,968	$4,485,181	$(2,656,391)	$—	$(7,752,601)	$—	$273,395	$—	$(3,200,386)
2021	$10,170,381	$—	$—	$6,150,003	$6,425,887	$3,575,673	$—	$1,608,290	$—	$150,290	$—	$15,780,518
2020	$9,615,974	$—	$—	$6,524,966	$9,038,159	$2,854,850	$—	$435,205	$303,243	$107,428	$—	$15,223,407
Christopher J. Klein
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$4,694,510	$674,000	$—	$1,500,003	$—	$4,211,891	$1,862,267	$3,507,389	$1,516,215	$126,011	$—	$10,711,850
Other NEOs (Average)
2024	$2,787,124	$—	$—	$1,541,237	$1,265,480	$777,051	$—	$33,297	$—	$—	$—	$3,321,715
2023	$2,205,833	$—	$—	$1,104,268	$1,280,015	$318,312	$251,236	$61,662	$36,211	$37,686	$—	$3,014,265
2022	$2,576,333	$—	$—	$1,549,996	$878,223	$(696,306)	$96,699	$(1,853,880)	$—	$62,643	$58,667	$(427,618)
2021	$3,078,513	$—	$—	$1,639,989	$1,462,788	$1,031,620	$286,563	$616,027	$—	$44,604	$—	$4,880,126
2020	$3,354,840	$18,000	$—	$2,074,991	$2,824,874	$1,165,802	$—	$238,581	$168,986	$46,000	$—	$5,368,120

(a)
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested option awards and stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(i)
Represents the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Beginning in 2024, dividend equivalents are not reported in this column to the extent that such dividends or dividend equivalents are reflected in the fair value of such awards as of the applicable measurement date.
(j)
Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2022, reflects the incremental fair value associated with the modification of Mr. Finley's outstanding option awards to extend the post-termination exercise period.
(k)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,787,124	$ 2,205,833	$ 2,576,333	$ 3,078,513	$ 3,354,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,321,715	3,014,265	(427,618)	4,880,126	5,368,120
Adjustment to Non-PEO NEO Compensation Footnote

CAP ADJUSTMENTS
Year	Summary Compensation Table Total	(Minus) Aggregate Change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plans ($)(a)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(b)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(e)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(g)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(h)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(i)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(j)	Equals Compensation Actually Paid ($)(k)

Nicholas I. Fink
2024	$11,812,129	$—	$—	$8,500,009	$6,979,193	$4,165,397	$—	$49,407	$—	$—	$—	$14,506,117
2023	$11,487,439	$—	$—	$7,923,071	$10,110,614	$3,201,936	$—	$286,927	$—	$358,063	$—	$17,521,908
2022	$9,599,997	$—	$—	$7,149,968	$4,485,181	$(2,656,391)	$—	$(7,752,601)	$—	$273,395	$—	$(3,200,386)
2021	$10,170,381	$—	$—	$6,150,003	$6,425,887	$3,575,673	$—	$1,608,290	$—	$150,290	$—	$15,780,518
2020	$9,615,974	$—	$—	$6,524,966	$9,038,159	$2,854,850	$—	$435,205	$303,243	$107,428	$—	$15,223,407
Christopher J. Klein
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$4,694,510	$674,000	$—	$1,500,003	$—	$4,211,891	$1,862,267	$3,507,389	$1,516,215	$126,011	$—	$10,711,850
Other NEOs (Average)
2024	$2,787,124	$—	$—	$1,541,237	$1,265,480	$777,051	$—	$33,297	$—	$—	$—	$3,321,715
2023	$2,205,833	$—	$—	$1,104,268	$1,280,015	$318,312	$251,236	$61,662	$36,211	$37,686	$—	$3,014,265
2022	$2,576,333	$—	$—	$1,549,996	$878,223	$(696,306)	$96,699	$(1,853,880)	$—	$62,643	$58,667	$(427,618)
2021	$3,078,513	$—	$—	$1,639,989	$1,462,788	$1,031,620	$286,563	$616,027	$—	$44,604	$—	$4,880,126
2020	$3,354,840	$18,000	$—	$2,074,991	$2,824,874	$1,165,802	$—	$238,581	$168,986	$46,000	$—	$5,368,120

(a)
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested option awards and stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(i)
Represents the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Beginning in 2024, dividend equivalents are not reported in this column to the extent that such dividends or dividend equivalents are reflected in the fair value of such awards as of the applicable measurement date.
(j)
Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2022, reflects the incremental fair value associated with the modification of Mr. Finley's outstanding option awards to extend the post-termination exercise period.
(k)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Pay and Performance
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following is a list of financial performance measures, which we believe represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including the Annual Incentive Plan and 2024 PSAs.

•
EPS
•
OIMP
•
WCE
•
EBITDA Margin Percent
•
ROIC

Total Shareholder Return Amount	$ 132.51	143.94	106.43	167.58	132.96
Peer Group Total Shareholder Return Amount	153.67	159.19	118.74	154.73	114.17
Net Income (Loss)	$ 471,900,000	$ 404,500,000	$ 686,700,000	$ 772,400,000	$ 553,100,000
Company Selected Measure Amount	4.14	3.91	6.36	5.74	4.19
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description
(7)
For 2024, the Compensation Committee determined that EPS continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, EPS was utilized as a component in the Annual Incentive Plan for the NEOs. EPS was calculated on a before charges/gains basis and represents net income derived in accordance with GAAP excluding net charges, adjusted to exclude the effects of foreign currency. EPS for the years 2022, 2021 and 2020 includes earnings per share derived from discontinued operations of our former cabinets segment prior to the Separation. The impact of the Separation on EPS is reflected beginning in 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	OIMP
Measure:: 3
Pay vs Performance Disclosure
Name	WCE
Measure:: 4
Pay vs Performance Disclosure
Name	EBITDA Margin Percent
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Nicholas I. Fink [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,812,129	$ 11,487,439	$ 9,599,997	$ 10,170,381	$ 9,615,974
PEO Actually Paid Compensation Amount	$ 14,506,117	$ 17,521,908	$ (3,200,386)	$ 15,780,518	$ 15,223,407
PEO Name	Nicholas I. Fink	Nicholas I. Fink	Nicholas I. Fink	Nicholas I. Fink	Nicholas I. Fink
Christopher J. Klein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,694,510
PEO Actually Paid Compensation Amount					$ 10,711,850
PEO Name					Christopher J. Klein
PEO | Nicholas I. Fink [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Nicholas I. Fink [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Nicholas I. Fink [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,500,009)	(7,923,071)	(7,149,968)	(6,150,003)	(6,524,966)
PEO | Nicholas I. Fink [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,979,193	10,110,614	4,485,181	6,425,887	9,038,159
PEO | Nicholas I. Fink [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,165,397	3,201,936	(2,656,391)	3,575,673	2,854,850
PEO | Nicholas I. Fink [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Nicholas I. Fink [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,407	286,927	(7,752,601)	1,608,290	435,205
PEO | Nicholas I. Fink [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(303,243)
PEO | Nicholas I. Fink [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	358,063	273,395	150,290	107,428
PEO | Nicholas I. Fink [Member] | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Christopher J. Klein [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(674,000)
PEO | Christopher J. Klein [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Christopher J. Klein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,500,003)
PEO | Christopher J. Klein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Christopher J. Klein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,211,891
PEO | Christopher J. Klein [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,862,267
PEO | Christopher J. Klein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,507,389
PEO | Christopher J. Klein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,516,215)
PEO | Christopher J. Klein [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					126,011
PEO | Christopher J. Klein [Member] | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	18,000
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,541,237)	(1,104,268)	(1,549,996)	(1,639,989)	(2,074,991)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,265,480	1,280,015	878,223	1,462,788	2,824,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	777,051	318,312	(696,306)	1,031,620	1,165,802
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	251,236	96,699	286,563	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,297	61,662	(1,853,880)	616,027	238,581
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(36,211)	0	0	(168,986)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	37,686	62,643	44,604	46,000
Non-PEO NEO | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 58,667	$ 0	$ 0